================================================================================
                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hawkins Capital, L.P.
Address:   717 Texas Ave., Suite 3001
           Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Russell Hawkins
Title:   Manager
Phone:   713-238-2050

Signature, Place, and Date of Signing:

/s/ Russell Hawkins            Houston, Texas                May 2, 2007
     [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        23

Form 13F Information Table Value Total:        $303,438 (thousands)


List of Other Included Managers:

None

                                                                           INFORMATION TABLE
                                                               FORM 13F   --------------------                 VOTING AUTHORITY
                                TITLE                 VALUE    SHARES/    SH/    PUT/  INVSTMT    OTHER     ----------------------
   NAME OF ISSUER              OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN    CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
   --------------              --------     -----    --------  -------    ---    ----  -------   --------   ----    ------    ----
RHJ INTL CMN                     COM      025181496     4006   200000      SH            SOLE              200000

ALTRIA GROUP                     COM      02209s111     6589   100000      SH            SOLE              100000

ALTRIA GROUP INC                 COM      02209s103    28977   330000      SH            SOLE              330000

BAKER HUGHES INC                 COM      057224107     6613   100000      SH            SOLE              100000

BANK OF N Y CO INC               COM      064057102    12165   300000      SH            SOLE              300000

CHEVRON CORP                     COM      166764100    29584   400000      SH            SOLE              400000

CIMAREX ENERGY CO COM            COM      171798101     2962    80000      SH            SOLE               80000

CITIGROUP INC                    COM      172967101    28237   550000      SH            SOLE              550000

COCA COLA CMN                    COM      191216100     9600   200000      SH            SOLE              200000

CONTANGO OIL & GAS COM NEW       COM      21075n204     1135    51700      SH            SOLE               51700

DIAGEO PLC SPON ADR (NEW)        COM      25243q205    34404   425000      SH            SOLE              425000

DOW JONES & CO INC               COM      260561105     3447   100000      SH            SOLE              100000

E M C CORPORATION MASS           COM      268648102     4155   300000      SH            SOLE              300000

FANNIE MAE (USA) COM NPV         COM      313586109     2729    50000      SH            SOLE               50000

JOHNSON & JOHNSON                COM      478160104    13558   225000      SH            SOLE              225000

NEW YORK TIMES CO.A              COM      650111107     1175    50000      SH            SOLE               50000

NEWS CORPORATION CLASS A         COM      65248e104     5780   250000      SH            SOLE              250000

ROYAL DUTCH SHELL PLC SPONS AD   COM      780259206    33150   500000      SH            SOLE              500000

SOUTHWEST AIRLINES CO            COM      844741108    36750  2500000      SH            SOLE             2500000

STATE STREET CORP                COM      857477103    16187   250000      SH            SOLE              250000

STREETTRACKS GOLD TR GOLD SHS    COM      863307104     6574   100000      SH            SOLE              100000

TORCHMARK CORP                   COM      891027104     1640    25000      SH            SOLE               25000

UNITED PARCEL SERVICE CL B       COM      911312106    14020   200000      SH            SOLE              200000
